Schedule of Investments (unaudited) May 31, 2019	iShares® MSCI Japan Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.0%
Jamco Corp.(a)	2,000	$39,622

Air Freight & Logistics — 0.3%
Kintetsu World Express Inc.	8,000	104,333
Konoike Transport Co. Ltd.	6,000	91,679
Maruwa Unyu Kikan Co. Ltd.	2,000	74,971
Mitsui-Soko Holdings Co. Ltd.	4,000	59,461
SBS Holdings Inc.	4,000	62,372

		392,816

Auto Components — 2.9%
Aisan Industry Co. Ltd.	6,000	37,191
Akebono Brake Industry Co. Ltd.(b)	7,200	6,897
Daido Metal Co. Ltd.	6,000	36,583
Daikyonishikawa Corp.	8,000	59,609
Eagle Industry Co. Ltd.	4,000	37,209
Exedy Corp.	6,000	118,093
FCC Co. Ltd.	6,000	120,746
Futaba Industrial Co. Ltd.(a)	10,000	49,459
G-Tekt Corp.	4,000	54,377
Ichikoh Industries Ltd.	6,000	31,554
Kasai Kogyo Co. Ltd.	4,000	27,483
Keihin Corp.	8,000	103,965
KYB Corp.(b)	4,000	103,302
Mitsuba Corp.	6,000	28,791
Musashi Seimitsu Industry Co. Ltd.	8,000	98,955
NHK Spring Co. Ltd.	38,000	279,291
Nifco Inc./Japan	16,000	401,566
Nihon Tokushu Toryo Co. Ltd.	2,000	21,515
Nippon Seiki Co. Ltd.	10,000	162,376
Nissin Kogyo Co. Ltd.	8,000	100,133
NOK Corp.	18,000	231,269
Pacific Industrial Co. Ltd.	8,000	105,070
Piolax Inc.	6,000	98,752
Press Kogyo Co. Ltd.	18,000	76,924
Riken Corp.	2,000	79,392
Shoei Co. Ltd.	2,000	79,484
Showa Corp.	10,000	122,588
Sumitomo Riko Co. Ltd.	8,000	57,251
Tachi-S Co. Ltd.	6,000	71,398
Taiho Kogyo Co. Ltd.	4,000	29,436
Tokai Rika Co. Ltd.	10,000	152,705
Topre Corp.	6,000	95,160
Toyo Tire Corp.	22,000	274,557
Toyota Boshoku Corp.	12,000	147,216
TPR Co. Ltd.	4,000	65,098
TS Tech Co. Ltd.	8,000	195,772
Unipres Corp.	8,000	126,291
Yorozu Corp.	4,000	47,709

		3,935,167

Automobiles — 0.1%
Nissan Shatai Co. Ltd.	12,000	108,865

Banks — 4.4%
77 Bank Ltd. (The)	10,000	150,127
Aichi Bank Ltd. (The)	2,000	66,129
Akita Bank Ltd. (The)	2,000	38,904
Aomori Bank Ltd. (The)	4,000	103,044
Awa Bank Ltd. (The)	6,000	146,995

Security	Shares	Value

Banks (continued)
Bank of Iwate Ltd. (The)	4,000	$107,833
Bank of Nagoya Ltd. (The)(a)	2,000	64,932
Bank of Okinawa Ltd. (The)	4,000	126,733
Bank of Saga Ltd. (The)	2,000	29,123
Bank of the Ryukyus Ltd.	8,000	84,881
Chugoku Bank Ltd. (The)	26,000	244,734
Chukyo Bank Ltd. (The)	2,000	40,764
Daishi Hokuetsu Financial Group Inc.	8,000	205,720
Ehime Bank Ltd. (The)	6,000	60,124
Gunma Bank Ltd. (The)	64,000	226,940
Hachijuni Bank Ltd. (The)	70,000	292,056
Hiroshima Bank Ltd. (The)	46,000	235,984
Hokkoku Bank Ltd. (The)	4,000	110,891
Hokuhoku Financial Group Inc.	24,000	257,739
Hyakugo Bank Ltd. (The)	40,000	119,365
Hyakujushi Bank Ltd. (The)	4,000	81,492
Iyo Bank Ltd. (The)	46,000	236,832
Juroku Bank Ltd. (The)	6,000	125,609
Kansai Mirai Financial Group Inc.	18,074	116,526
Keiyo Bank Ltd. (The)	18,000	103,615
Kiyo Bank Ltd. (The)	12,000	162,689
Kyushu Financial Group Inc.	68,000	268,681
Miyazaki Bank Ltd. (The)	2,000	47,691
Musashino Bank Ltd. (The)	6,000	112,402
Nanto Bank Ltd. (The)	6,000	120,193
Nishi-Nippon Financial Holdings Inc.	26,000	190,375
North Pacific Bank Ltd.	54,000	126,327
Ogaki Kyoritsu Bank Ltd. (The)	6,000	132,959
Oita Bank Ltd. (The)	2,000	58,209
San ju San Financial Group Inc.	4,000	53,088
San-in Godo Bank Ltd. (The)	28,000	180,005
Senshu Ikeda Holdings Inc.	34,000	66,700
Shiga Bank Ltd. (The)	8,000	189,289
Shikoku Bank Ltd. (The)	6,000	52,940
Suruga Bank Ltd.(b)	32,000	128,501
Toho Bank Ltd. (The)	36,000	82,560
Tokyo Kiraboshi Financial Group Inc.	6,030	93,026
TOMONY Holdings Inc.	28,000	88,713
Towa Bank Ltd. (The)	6,000	40,120
Yamagata Bank Ltd. (The)	4,000	59,866
Yamaguchi Financial Group Inc.	36,000	266,912
Yamanashi Chuo Bank Ltd. (The)	4,000	44,541

		5,942,879

Beverages — 0.8%
Ito En Ltd.	10,000	473,406
Sapporo Holdings Ltd.	12,000	249,560
Takara Holdings Inc.	30,000	324,660

		1,047,626

Biotechnology — 0.5%
AnGes Inc.(b)	20,000	130,601
GNI Group Ltd.(a)(b)	2,199	57,823
HEALIOS KK(b)	4,000	64,766
Japan Tissue Engineering Co. Ltd.(b)	2,000	16,965
SanBio Co. Ltd.(a)(b)	6,000	211,375
Takara Bio Inc.	10,000	214,046

		695,576

Building Products — 1.5%
Aica Kogyo Co. Ltd.	10,000	331,108
Bunka Shutter Co. Ltd.	10,000	75,892

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI Japan Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Building Products (continued)
Central Glass Co. Ltd.	8,000	$176,173
Maeda Kosen Co. Ltd.(a)	4,000	70,219
Nichias Corp.	12,000	201,151
Nichiha Corp.	4,000	105,033
Nippon Sheet Glass Co. Ltd.	18,000	118,038
Nitto Boseki Co. Ltd.(a)	4,200	76,283
Noritz Corp.	6,000	75,819
Okabe Co. Ltd.	8,000	70,882
Sankyo Tateyama Inc.	4,000	41,962
Sanwa Holdings Corp.	38,000	379,737
Sekisui Jushi Corp.	6,000	112,678
Sinko Industries Ltd.	4,000	58,835
Takara Standard Co. Ltd.	6,000	90,352
Takasago Thermal Engineering Co. Ltd.	8,000	123,196

		2,107,358

Capital Markets — 1.0%
GMO Financial Holdings Inc.	10,000	51,485
Ichiyoshi Securities Co. Ltd.	8,000	57,251
Jafco Co. Ltd.	6,000	214,414
kabu.com Securities Co. Ltd.	26,000	133,622
Kyokuto Securities Co. Ltd.	4,000	33,709
M&A Capital Partners Co. Ltd.(b)	2,000	115,128
Marusan Securities Co. Ltd.	10,000	51,946
Matsui Securities Co. Ltd.	24,000	225,908
Monex Group Inc.(a)	32,000	97,849
Okasan Securities Group Inc.	24,000	85,545
SPARX Group Co. Ltd.	18,000	39,125
Strike Co. Ltd.	2,000	35,404
Tokai Tokyo Financial Holdings Inc.	42,000	129,201
Uzabase Inc.(a)(b)	2,000	47,801

		1,318,388

Chemicals — 5.4%
Achilles Corp.	4,000	72,098
ADEKA Corp.	16,000	223,845
C.I. Takiron Corp.	6,000	34,980
Chugoku Marine Paints Ltd.	8,000	68,966
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	2,000	52,683
Denka Co. Ltd.	16,000	458,301
DIC Corp.	16,000	389,777
Fujimi Inc.	4,000	75,487
Fujimori Kogyo Co. Ltd.	2,000	51,098
Fuso Chemical Co. Ltd.	4,000	72,540
Hodogaya Chemical Co. Ltd.	2,000	46,972
Ishihara Sangyo Kaisha Ltd.	6,000	55,980
JCU Corp.	4,000	72,945
JSP Corp.	2,000	36,233
Kanto Denka Kogyo Co. Ltd.	8,000	51,872
KH Neochem Co. Ltd.	6,000	160,700
Koatsu Gas Kogyo Co. Ltd.	6,000	44,651
Konishi Co. Ltd.	6,000	86,816
Kumiai Chemical Industry Co. Ltd.	16,049	109,679
Kureha Corp.	4,000	254,202
Lintec Corp.	8,000	158,269
Nihon Nohyaku Co. Ltd.	8,000	29,915
Nihon Parkerizing Co. Ltd.	18,000	199,272
Nippon Kayaku Co. Ltd.	28,000	322,874
Nippon Shokubai Co. Ltd.	6,000	360,304
Nippon Soda Co. Ltd.	4,000	95,786
NOF Corp.	14,000	504,812

Security	Shares	Value

Chemicals (continued)
Okamoto Industries Inc.	2,000	$88,971
Osaka Soda Co. Ltd.	2,000	48,059
Sakai Chemical Industry Co. Ltd.	2,000	45,701
Sakata INX Corp.	8,000	70,292
Sanyo Chemical Industries Ltd.	2,000	102,786
Sekisui Plastics Co. Ltd.	4,000	26,010
Shikoku Chemicals Corp.	6,000	55,703
Shin-Etsu Polymer Co. Ltd.	8,000	54,598
Stella Chemifa Corp.(a)	2,000	49,109
Sumitomo Bakelite Co. Ltd.	6,000	206,125
Sumitomo Seika Chemicals Co. Ltd.	2,000	61,801
T. Hasegawa Co. Ltd.	6,000	99,249
Taiyo Holdings Co. Ltd.	4,000	121,943
Takasago International Corp.	2,000	56,735
Tanaka Chemical Corp.(b)	2,000	14,036
Tayca Corp.	2,000	41,685
Tenma Corp.	4,000	65,761
Toagosei Co. Ltd.	20,000	215,888
Tokai Carbon Co. Ltd.(a)	38,000	365,038
Tokuyama Corp.	12,000	267,465
Tokyo Ohka Kogyo Co. Ltd.	6,000	174,073
Toyo Ink SC Holdings Co. Ltd.	6,000	125,001
Toyobo Co. Ltd.	16,000	173,005
Ube Industries Ltd.	20,000	383,330
Valqua Ltd.	2,000	37,946
W-Scope Corp.	6,000	78,747
Zeon Corp.	28,000	264,591

		7,384,705

Commercial Services & Supplies — 1.7%
Aeon Delight Co. Ltd.	4,000	115,496
Bell System24 Holdings Inc.	6,000	86,484
Central Security Patrols Co. Ltd.	2,000	102,234
Daiseki Co. Ltd.	8,060	200,433
Duskin Co. Ltd.	8,000	209,330
Japan Elevator Service Holdings Co. Ltd.(a)	4,000	80,792
Kokuyo Co. Ltd.	16,000	210,877
Matsuda Sangyo Co. Ltd.	2,060	27,511
Mitsubishi Pencil Co. Ltd.	6,000	106,876
Nichiban Co. Ltd.	2,000	42,993
Nippon Kanzai Co. Ltd.	4,000	66,977
Nippon Parking Development Co. Ltd.	38,000	60,548
Okamura Corp.	12,000	117,707
Oyo Corp.	4,000	38,904
Pilot Corp.	6,000	224,637
Prestige International Inc.	10,000	138,338
Raksul Inc.(b)	4,000	172,415
Relia Inc.	8,000	86,503
Sato Holdings Corp.	6,000	149,758
Toppan Forms Co. Ltd.	10,000	80,497
Tosho Printing Co. Ltd.	4,000	46,456

		2,365,766

Communications Equipment — 0.1%
Denki Kogyo Co. Ltd.	2,000	47,525
Icom Inc.	2,000	40,433

		87,958

Construction & Engineering — 4.8%
Chiyoda Corp.(b)	34,000	90,813
Chudenko Corp.	6,000	122,017
COMSYS Holdings Corp.	24,000	576,707

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI Japan Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Construction & Engineering (continued)
Dai-Dan Co. Ltd.	2,000	$39,493
Daiho Corp.	4,000	101,386
Fukuda Corp.	2,000	78,011
Hazama Ando Corp.	36,000	235,745
Hibiya Engineering Ltd.	4,000	68,156
Kandenko Co. Ltd.	18,000	145,890
Kinden Corp.	26,000	399,908
Kumagai Gumi Co. Ltd.	8,000	212,425
Kyowa Exeo Corp.	20,000	470,274
Kyudenko Corp.	8,000	226,940
Maeda Corp.	28,000	227,714
Maeda Road Construction Co. Ltd.	12,000	241,492
Mirait Holdings Corp.	14,400	225,731
Nippo Corp.	10,600	206,874
Nippon Densetsu Kogyo Co. Ltd.(a)	6,000	126,714
Nippon Koei Co. Ltd.	2,000	44,301
Nippon Road Co. Ltd. (The)	2,000	112,181
Nishimatsu Construction Co. Ltd.	10,200	195,216
Okumura Corp.	6,000	183,744
OSJB Holdings Corp.(a)	24,000	61,230
Penta-Ocean Construction Co. Ltd.	54,000	240,221
Raito Kogyo Co. Ltd.	8,000	98,218
Sanki Engineering Co. Ltd.	8,000	90,039
Shinnihon Corp.	6,000	48,685
SHO-BOND Holdings Co. Ltd.	4,000	277,412
Sumitomo Densetsu Co. Ltd.	4,000	60,345
Sumitomo Mitsui Construction Co. Ltd.	30,000	170,205
Taihei Dengyo Kaisha Ltd.	2,000	37,412
Taikisha Ltd.	4,000	119,364
Takamatsu Construction Group Co. Ltd.	2,000	42,846
Tekken Corp.	2,000	54,340
Toa Corp./Tokyo	4,000	54,746
Toda Corp.	44,000	242,745
Tokyu Construction Co. Ltd.	16,040	113,310
Toshiba Plant Systems & Services Corp.	10,000	175,639
Totetsu Kogyo Co. Ltd.	4,000	110,081
Toyo Construction Co. Ltd.	14,000	51,706
Yahagi Construction Co. Ltd.	6,000	39,733
Yokogawa Bridge Holdings Corp.	6,000	85,876
Yurtec Corp.	6,000	39,788

		6,545,673

Construction Materials — 0.2%
Sumitomo Osaka Cement Co. Ltd.	8,000	310,937

Consumer Finance — 0.4%
Aiful Corp.(b)	64,000	123,786
Hitachi Capital Corp.	10,000	211,743
J Trust Co. Ltd.	12,000	53,493
Jaccs Co. Ltd.	4,000	69,887
Orient Corp.(a)	88,000	90,776

		549,685

Containers & Packaging — 0.6%
FP Corp.	4,000	233,939
Fuji Seal International Inc.	8,000	278,149
Pack Corp. (The)	2,000	57,380
Rengo Co. Ltd.	34,000	271,186

		840,654

Distributors — 0.5%
Arata Corp.	2,000	69,261

Security	Shares	Value

Distributors (continued)
Canon Marketing Japan Inc.	10,000	$213,585
Doshisha Co. Ltd.	4,000	62,740
PALTAC Corp.	6,000	309,464

		655,050

Diversified Consumer Services — 0.1%
Japan Best Rescue System Co. Ltd.	2,000	22,381
Meiko Network Japan Co. Ltd.	4,000	35,294
Riso Kyoiku Co. Ltd.	20,000	80,497
Studio Alice Co. Ltd.	2,000	37,283

		175,455

Diversified Financial Services — 0.8%
eGuarantee Inc.	6,000	74,271
Financial Products Group Co. Ltd.	12,000	97,702
Fuyo General Lease Co. Ltd.	4,000	194,888
IBJ Leasing Co. Ltd.	6,000	139,148
Japan Investment Adviser Co. Ltd.	2,000	35,699
Japan Securities Finance Co. Ltd.	18,000	92,176
NEC Capital Solutions Ltd.	2,000	32,015
Ricoh Leasing Co. Ltd.	2,000	61,617
Zenkoku Hosho Co. Ltd.	10,000	383,145

		1,110,661

Diversified Telecommunication Services — 0.2%
ARTERIA Networks Corp.	4,000	41,667
Internet Initiative Japan Inc.	6,000	115,110
Vision Inc./Tokyo Japan(b)	2,000	103,707

		260,484

Electric Utilities — 0.6%
Hokkaido Electric Power Co. Inc.	34,000	183,818
Hokuriku Electric Power Co.(b)	34,000	245,821
Okinawa Electric Power Co. Inc. (The)	8,012	121,683
Shikoku Electric Power Co. Inc.	30,000	273,267

		824,589

Electrical Equipment — 1.6%
Chiyoda Integre Co. Ltd.	2,000	37,007
Cosel Co. Ltd.	4,000	38,057
Daihen Corp.	4,000	104,554
Denyo Co. Ltd.	4,000	48,888
Fujikura Ltd.	46,000	151,674
Furukawa Electric Co. Ltd.	14,000	374,451
Futaba Corp.	6,000	76,205
GS Yuasa Corp.	12,000	214,524
Idec Corp./Japan	6,000	105,549
Mabuchi Motor Co. Ltd.	10,000	334,331
Nippon Carbon Co. Ltd.(a)	2,000	72,945
Nissin Electric Co. Ltd.	10,000	96,892
Nitto Kogyo Corp.	4,000	68,450
Sanyo Denki Co. Ltd.	2,000	69,998
Sinfonia Technology Co. Ltd.	4,000	43,288
Tatsuta Electric Wire and Cable Co. Ltd.	8,000	32,199
Toyo Tanso Co. Ltd.	2,000	37,099
Ushio Inc.	20,000	251,255

		2,157,366

Electronic Equipment, Instruments & Components — 4.3%
Ai Holdings Corp.	6,000	93,723
Amano Corp.	10,000	259,728
Anritsu Corp.(a)	28,000	448,206
Azbil Corp.	24,000	564,108
Canon Electronics Inc.	4,000	64,140

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI Japan Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Citizen Watch Co. Ltd.	58,000	$267,631
CMK Corp.	8,000	47,598
CONEXIO Corp.	2,000	23,670
Daiwabo Holdings Co. Ltd.	4,000	167,810
Dexerials Corp.	10,000	63,551
Elematec Corp.	4,000	35,920
Enplas Corp.(a)	2,000	55,814
ESPEC Corp.	4,000	82,303
Hioki E.E. Corp.	2,000	64,656
Hochiki Corp.	2,000	20,963
Horiba Ltd.	8,000	373,567
Hosiden Corp.	10,000	101,312
Ibiden Co. Ltd.	22,000	341,828
Iriso Electronics Co. Ltd.	4,000	181,994
Japan Aviation Electronics Industry Ltd.	10,000	139,811
Japan Cash Machine Co. Ltd.	4,000	40,046
Japan Display Inc.(a)(b)	114,000	67,198
Kaga Electronics Co. Ltd.	4,000	58,430
Koa Corp.	4,000	46,456
Macnica Fuji Electronics Holdings Inc.	10,000	117,338
Maruwa Co. Ltd./Aichi	2,000	92,471
Meiko Electronics Co. Ltd.(a)	4,000	56,551
Nichicon Corp.	10,000	73,498
Nippon Ceramic Co. Ltd.(a)	4,000	105,512
Nippon Chemi-Con Corp.	2,000	28,810
Nippon Signal Co. Ltd.	8,000	81,639
Nissha Co. Ltd.	8,000	74,640
Nohmi Bosai Ltd.	4,000	75,745
Ohara Inc.(a)	2,000	23,947
Oki Electric Industry Co. Ltd.	16,000	197,025
Optex Group Co. Ltd.	6,000	71,453
Osaki Electric Co. Ltd.	6,000	35,146
Restar Holdings Corp.	4,000	55,040
Riken Keiki Co. Ltd.	2,000	35,441
Ryosan Co. Ltd.	4,000	93,944
Ryoyo Electro Corp.	4,000	61,487
Sanshin Electronics Co. Ltd.	2,000	32,604
Siix Corp.(a)	6,000	65,761
Taiyo Yuden Co. Ltd.(a)	24,000	441,207
Tamura Corp.	14,000	67,695
Topcon Corp.	20,000	255,860
V Technology Co. Ltd.	1,800	76,509

		5,829,786

Energy Equipment & Services — 0.1%
Modec Inc.	4,000	100,797
Shinko Plantech Co. Ltd.	6,000	66,645

		167,442

Entertainment — 2.3%
Akatsuki Inc.	400	21,662
Amuse Inc.	2,000	47,543
Ateam Inc.	2,000	27,741
Avex Inc.	6,000	74,216
Capcom Co. Ltd.	18,000	370,362
COLOPL Inc.(a)	10,000	69,353
Daiichikosho Co. Ltd.	8,000	368,041
DeNA Co. Ltd.	22,000	444,154
GungHo Online Entertainment Inc.(a)	82,000	253,760
KLab Inc.(a)(b)	6,000	44,762
Koei Tecmo Holdings Co. Ltd.	10,068	183,510

Security	Shares	Value

Entertainment (continued)
Marvelous Inc.(a)	6,000	$44,430
Shochiku Co. Ltd.	2,000	234,124
Square Enix Holdings Co. Ltd.	16,200	570,711
Toei Animation Co. Ltd.	2,000	99,470
Toei Co. Ltd.	1,700	228,598
UUUM Inc.(a)(b)	2,000	80,037

		3,162,474

Equity Real Estate Investment Trusts (REITs) — 10.3%
Activia Properties Inc.	140	605,388
Advance Residence Investment Corp.	260	751,923
AEON REIT Investment Corp.	280	350,725
Comforia Residential REIT Inc.	120	328,805
Daiwa Office Investment Corp.	60	415,013
Frontier Real Estate Investment Corp.	80	337,831
Fukuoka REIT Corp.	140	225,650
Global One Real Estate Investment Corp.	180	216,845
GLP J-REIT	680	756,565
Hankyu Hanshin REIT Inc.	100	136,127
Heiwa Real Estate REIT Inc.	180	204,743
Hoshino Resorts REIT Inc.	40	204,099
Hulic Reit Inc.	220	364,320
Ichigo Office REIT Investment	240	224,140
Industrial & Infrastructure Fund Investment Corp.	300	359,475
Invesco Office J-Reit Inc.	1,740	281,253
Invincible Investment Corp.	1,080	574,939
Japan Excellent Inc.	240	356,325
Japan Hotel REIT Investment Corp.	880	714,050
Japan Logistics Fund Inc.	180	400,866
Japan Rental Housing Investments Inc.	320	254,350
Kenedix Office Investment Corp.	80	550,403
Kenedix Residential Next Investment Corp.	160	273,065
Kenedix Retail REIT Corp.	100	246,466
LaSalle Logiport REIT	220	248,215
MCUBS MidCity Investment Corp.	300	288,188
Mirai Corp.	320	145,890
Mitsubishi Estate Logistics REIT Investment Corp.	40	99,728
Mitsui Fudosan Logistics Park Inc.	60	190,375
Mori Hills REIT Investment Corp.	320	440,617
Mori Trust Hotel Reit Inc.	60	77,421
Mori Trust Sogo REIT Inc.	200	317,753
Nippon Accommodations Fund Inc.	80	422,197
NIPPON REIT Investment Corp.	100	390,974
One REIT Inc.	40	103,928
Orix JREIT Inc.	520	932,001
Premier Investment Corp.	260	331,660
Samty Residential Investment Corp.	60	59,295
Sekisui House Reit Inc.	720	537,803
Star Asia Investment Corp.	80	84,071
Tokyu REIT Inc.	180	293,603

		14,097,085

Food & Staples Retailing — 3.1%
Ain Holdings Inc.	6,000	458,669
Arcs Co. Ltd.	8,000	156,132
Axial Retailing Inc.	2,000	73,221
Belc Co. Ltd.	2,000	94,865
Cawachi Ltd.	2,000	33,949
cocokara fine Inc.	4,000	155,100
Cosmos Pharmaceutical Corp.	2,000	316,095
Create SD Holdings Co. Ltd.	6,000	129,919

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI Japan Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Food & Staples Retailing (continued)
Daikokutenbussan Co. Ltd.	2,000	$63,551
Genky DrugStores Co. Ltd.(a)	2,000	48,041
Halows Co. Ltd.	2,000	40,249
Heiwado Co. Ltd.	6,000	105,604
Japan Meat Co. Ltd.	2,000	31,131
Kansai Super Market Ltd.	2,000	19,176
Kato Sangyo Co. Ltd.	4,000	124,338
Kobe Bussan Co. Ltd.	6,000	276,030
Kusuri no Aoki Holdings Co. Ltd.(a)	3,100	197,578
Life Corp.	2,000	42,385
Matsumotokiyoshi Holdings Co. Ltd.	16,000	472,300
Ministop Co. Ltd.	2,000	29,749
Mitsubishi Shokuhin Co. Ltd.	2,000	52,314
Nihon Chouzai Co. Ltd.	2,000	65,300
Okuwa Co. Ltd.	4,000	39,015
Qol Holdings Co. Ltd.	4,000	53,088
Retail Partners Co. Ltd.	4,600	48,595
San-A Co. Ltd.	4,000	155,100
Shoei Foods Corp.(a)	2,000	55,906
Sogo Medical Holdings Co. Ltd.	4,000	64,103
Sugi Holdings Co. Ltd.	6,000	272,715
United Super Markets Holdings Inc.	10,000	85,931
Valor Holdings Co. Ltd.	8,000	162,468
Yakuodo Co. Ltd.	2,000	40,470
Yaoko Co. Ltd.	4,000	191,573
Yokohama Reito Co. Ltd.(a)	8,000	69,850

		4,224,510

Food Products — 4.7%
Ariake Japan Co. Ltd.	4,000	258,992
Chubu Shiryo Co. Ltd.	4,000	42,035
DyDo Group Holdings Inc.	2,000	82,892
Ezaki Glico Co. Ltd.	8,000	380,198
Feed One Co. Ltd.	16,000	26,231
Fuji Oil Holdings Inc.	10,000	303,016
Fujicco Co. Ltd.	4,000	78,840
Fujiya Co. Ltd.	2,000	35,680
Hokuto Corp.	4,000	65,872
House Foods Group Inc.	12,000	489,063
Itoham Yonekyu Holdings Inc.	30,000	182,362
J-Oil Mills Inc.	2,000	73,037
Kagome Co. Ltd.	14,000	327,387
Kameda Seika Co. Ltd.	2,000	88,510
Kenko Mayonnaise Co. Ltd.	2,000	43,675
Kewpie Corp.	20,000	447,801
KEY Coffee Inc.	4,000	77,255
Kotobuki Spirits Co. Ltd.	4,000	207,046
Marudai Food Co. Ltd.	4,000	70,624
Maruha Nichiro Corp.	8,000	243,518
Megmilk Snow Brand Co. Ltd.	10,000	198,665
Mitsui Sugar Co. Ltd.	4,000	84,292
Morinaga & Co. Ltd./Japan	8,000	361,778
Morinaga Milk Industry Co. Ltd.	8,000	290,675
Nagatanien Holdings Co. Ltd.	2,000	39,475
Nichirei Corp.	20,200	493,767
Nippon Beet Sugar Manufacturing Co. Ltd.	2,000	34,538
Nippon Flour Mills Co. Ltd.	10,000	164,034
Nippon Suisan Kaisha Ltd.	56,000	340,410
Nisshin Oillio Group Ltd. (The)	4,000	116,601
Prima Meat Packers Ltd.	6,000	117,265
Riken Vitamin Co. Ltd.	2,000	63,919

Security	Shares	Value

Food Products (continued)
Rock Field Co. Ltd.	4,000	$58,356
Rokko Butter Co. Ltd.	2,000	36,970
S Foods Inc.	4,000	134,469
Sakata Seed Corp.	6,000	182,362
Showa Sangyo Co. Ltd.	4,000	111,812
Starzen Co. Ltd.	2,000	74,142
Warabeya Nichiyo Holdings Co. Ltd.	2,000	30,191

		6,457,755

Gas Utilities — 0.2%
K&O Energy Group Inc.	4,000	59,424
Nippon Gas Co. Ltd.	8,000	189,952
Shizuoka Gas Co. Ltd.	10,000	75,800

		325,176

Health Care Equipment & Supplies — 1.8%
CYBERDYNE Inc.(a)(b)	22,000	117,117
Eiken Chemical Co. Ltd.	6,000	105,826
Hogy Medical Co. Ltd.	4,000	126,549
Jeol Ltd.	8,000	170,573
Mani Inc.	4,000	249,781
Menicon Co. Ltd.	6,000	203,362
Nagaileben Co. Ltd.	4,000	88,271
Nakanishi Inc.	14,000	259,434
Nihon Kohden Corp.	16,000	460,511
Nikkiso Co. Ltd.	10,000	128,851
Nipro Corp.	28,000	309,721
Paramount Bed Holdings Co. Ltd.	4,000	152,521
Seed Co. Ltd/Tokyo	2,000	19,544

		2,392,061

Health Care Providers & Services — 1.3%
As One Corp.	2,500	224,499
BML Inc.	4,000	113,286
Elan Corp.	2,000	34,189
Japan Lifeline Co. Ltd.	12,000	191,646
Miraca Holdings Inc.	10,000	228,045
NichiiGakkan Co. Ltd.	8,000	103,597
Ship Healthcare Holdings Inc.	8,000	340,410
Solasto Corp.	10,000	88,418
Toho Holdings Co. Ltd.	10,000	223,716
Tokai Corp./Gifu	4,000	88,381
Tsukui Corp.	10,000	48,722
Vital KSK Holdings Inc.(a)	8,000	76,629

		1,761,538

Health Care Technology — 0.1%
EM Systems Co. Ltd.	2,000	27,115
Medical Data Vision Co. Ltd.(b)	4,000	53,493

		80,608

Hotels, Restaurants & Leisure — 4.3%
Aeon Fantasy Co. Ltd.	2,000	41,870
Arcland Service Holdings Co. Ltd.	4,000	70,624
Atom Corp.(a)	18,000	157,826
BRONCO BILLY Co. Ltd.	2,000	40,599
Colowide Co. Ltd.	12,000	231,656
Create Restaurants Holdings Inc.	8,000	104,628
Daisyo Corp.	2,000	28,423
Doutor Nichires Holdings Co. Ltd.	6,000	115,662
Fuji Kyuko Co. Ltd.(a)	4,000	145,153
Fujio Food System Co. Ltd.	2,000	52,554
Fujita Kanko Inc.	2,000	48,206
Hiday Hidaka Corp.	4,484	83,423

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI Japan Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
HIS Co. Ltd.	6,000	$175,731
Ichibanya Co. Ltd.	2,000	83,537
Kappa Create Co. Ltd.	6,000	75,929
Kisoji Co. Ltd.	4,000	92,507
KNT-CT Holdings Co. Ltd.(b)	2,000	26,968
Komeda Holdings Co. Ltd.	10,000	190,007
Koshidaka Holdings Co. Ltd.	8,000	104,923
Kourakuen Holdings Corp.	2,000	53,751
Kura Sushi Inc.	2,000	77,826
Kyoritsu Maintenance Co. Ltd.(a)	6,080	304,630
Matsuyafoods Holdings Co. Ltd.	2,000	61,156
Monogatari Corp. (The)	900	71,702
MOS Food Services Inc.	4,000	87,571
Ohsho Food Service Corp.	2,000	122,312
Pepper Food Service Co. Ltd.(a)	2,000	35,515
Plenus Co. Ltd.	4,000	67,566
Renaissance Inc.	2,000	35,330
Resorttrust Inc.	16,000	247,865
Ringer Hut Co. Ltd.	4,000	86,502
Round One Corp.	14,000	207,985
Royal Holdings Co. Ltd.	6,000	148,929
Saizeriya Co. Ltd.	6,000	134,064
Skylark Holdings Co. Ltd.	40,000	706,608
St. Marc Holdings Co. Ltd.	4,000	86,981
Sushiro Global Holdings Ltd.	4,000	278,149
TKP Corp.(a)(b)	2,000	102,602
Tokyo Dome Corp.	16,000	156,795
Tokyotokeiba Co. Ltd.	4,000	119,180
Toridoll Holdings Corp.(a)	4,000	69,113
Tosho Co. Ltd.(a)	4,000	108,865
WATAMI Co. Ltd.	4,000	52,793
Yoshinoya Holdings Co. Ltd.(a)	12,000	198,278
Zensho Holdings Co. Ltd.	16,000	332,305

		5,824,599

Household Durables — 1.5%
Chofu Seisakusho Co. Ltd.	4,000	79,208
Corona Corp.	2,000	18,310
ES-Con Japan Ltd.	6,000	37,688
Foster Electric Co. Ltd.	4,000	56,367
France Bed Holdings Co. Ltd.	4,000	36,251
Fujitsu General Ltd.	12,000	170,426
Haseko Corp.	54,000	538,632
Hinokiya Group Co. Ltd.	2,000	36,859
JVC Kenwood Corp.	30,000	63,827
LEC Inc.	4,600	51,349
Misawa Homes Co. Ltd.	4,000	35,736
Pressance Corp.	6,000	75,432
Sangetsu Corp.	10,000	191,204
Starts Corp. Inc.	6,000	141,193
Sumitomo Forestry Co. Ltd.	26,000	295,261
Tamron Co. Ltd.	2,000	40,488
Token Corp.	2,020	117,768
Zojirushi Corp.(a)	8,000	84,734

		2,070,733

Household Products — 0.1%
Earth Corp.	2,000	91,826
S.T. Corp.	2,000	31,609

		123,435

Security	Shares	Value

Independent Power and Renewable Electricity Producers — 0.1%
eRex Co. Ltd.	4,000	$47,672
RENOVA Inc.(b)	6,000	47,635

		95,307

Industrial Conglomerates — 0.4%
Katakura Industries Co. Ltd.	4,000	44,246
Mie Kotsu Group Holdings Inc.	10,000	54,433
Nisshinbo Holdings Inc.	28,000	194,446
Noritsu Koki Co. Ltd.	4,000	62,924
TOKAI Holdings Corp.	18,000	146,719

		502,768

Insurance — 0.1%
Anicom Holdings Inc.(a)	4,000	130,233

Interactive Media & Services — 0.6%
Bengo4.com Inc.(b)	1,200	58,245
COOKPAD Inc.(b)	12,000	34,262
Dip Corp.	6,000	90,518
Gree Inc.	24,000	108,754
Gurunavi Inc.	6,000	30,062
Itokuro Inc.(b)	2,000	44,117
Kamakura Shinsho Ltd.	4,000	55,924
Lifull Co. Ltd.(a)	12,000	65,872
Mixi Inc.	8,000	168,879
MTI Ltd.	4,000	24,426
ZIGExN Co. Ltd.	12,000	78,582

		759,641

Internet & Direct Marketing Retail — 0.3%
ASKUL Corp.	4,000	99,323
Belluna Co. Ltd.	10,000	70,182
Enigmo Inc.(b)	2,000	58,669
Istyle Inc.(a)	8,000	58,282
Oisix ra daichi Inc.(a)(b)	4,000	52,314
Open Door Inc.(b)	2,000	55,630
Yume No Machi Souzou Iinkai Co. Ltd.(a)	4,000	49,367

		443,767

IT Services — 3.1%
Argo Graphics Inc.	4,000	84,992
Comture Corp.	2,000	80,405
Digital Garage Inc.	6,000	195,349
Digital Hearts Holdings Co. Ltd.	2,000	18,641
DTS Corp.	4,000	162,653
Future Corp.	4,000	71,066
GMO Internet Inc.	14,000	218,043
Ines Corp.	4,000	43,620
Infocom Corp.	4,000	87,018
Information Services International-Dentsu Ltd.	2,000	62,445
Kanematsu Electronics Ltd.	2,000	57,472
LAC Co. Ltd.(a)	4,000	61,745
Mitsubishi Research Institute Inc.	2,000	59,590
NEC Networks & System Integration Corp.	4,000	100,649
NET One Systems Co. Ltd.	16,000	429,270
Nihon Unisys Ltd.	14,000	457,103
NS Solutions Corp.	6,000	187,060
NSD Co. Ltd.	8,000	222,887
SCSK Corp.	10,056	486,245
SHIFT Inc.(b)	2,000	109,602
Softbank Technology Corp.	2,000	43,104
TIS Inc.	14,048	698,680
TKC Corp.	4,000	162,284
Transcosmos Inc.(a)	4,000	88,234

		4,188,157

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI Japan Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Leisure Products — 0.5%
Heiwa Corp.	10,016	$205,255
Mars Group Holdings Corp.	2,000	37,964
Mizuno Corp.	4,000	88,455
Tomy Co. Ltd.	16,000	190,836
Universal Entertainment Corp.	4,000	116,786
Yonex Co. Ltd.(a)	10,000	59,406

		698,702

Life Sciences Tools & Services — 0.1%
CMIC Holdings Co. Ltd.	2,000	37,025
EPS Holdings Inc.	6,000	98,310
Linical Co. Ltd.	2,000	21,662

		156,997

Machinery — 5.6%
Aichi Corp.	6,000	36,030
Aida Engineering Ltd.	10,000	66,590
Anest Iwata Corp.	6,000	52,664
Asahi Diamond Industrial Co. Ltd.	10,000	59,590
Bando Chemical Industries Ltd.	6,000	50,509
CKD Corp.	10,000	89,063
Daiwa Industries Ltd.	6,000	66,037
DMG Mori Co. Ltd.	22,000	273,949
Ebara Corp.	20,000	511,352
Fuji Corp./Aichi	12,000	131,854
Fujitec Co. Ltd.	12,000	156,721
Fukushima Industries Corp.	2,000	65,393
Furukawa Co. Ltd.	6,000	72,779
Giken Ltd.	2,000	59,130
Glory Ltd.	10,000	247,202
Harmonic Drive Systems Inc.(a)	8,000	264,886
Hirata Corp.(a)	2,000	95,786
Hisaka Works Ltd.	2,000	16,615
Hitachi Zosen Corp.	32,000	105,218
Hosokawa Micron Corp.	2,000	85,655
Iseki & Co. Ltd.	4,000	53,051
Japan Steel Works Ltd. (The)	12,000	182,363
Kitz Corp.	14,000	92,194
Komori Corp.	10,000	102,694
Kyokuto Kaihatsu Kogyo Co. Ltd.	6,000	72,724
Makino Milling Machine Co. Ltd.	4,000	138,522
Max Co. Ltd.	4,000	55,151
Meidensha Corp.	6,000	83,334
METAWATER Co. Ltd.	2,000	59,867
Mitsubishi Logisnext Co. Ltd.	6,000	63,330
Mitsuboshi Belting Ltd.	4,000	72,650
Mitsui E&S Holdings Co. Ltd.(b)	14,000	111,923
Miura Co. Ltd.	18,000	559,521
Morita Holdings Corp.	6,000	104,941
Nachi-Fujikoshi Corp.	2,000	76,261
Nippon Sharyo Ltd.(b)	2,000	46,272
Nippon Thompson Co. Ltd.	12,000	47,967
Nissei ASB Machine Co. Ltd.	2,000	53,788
Nitta Corp.	4,000	111,812
Nitto Kohki Co. Ltd.	2,000	38,333
Nittoku Engineering Co. Ltd.	2,000	46,862
Noritake Co. Ltd./Nagoya Japan	2,000	84,366
NTN Corp.	78,000	205,462

Security	Shares	Value

Machinery (continued)
Obara Group Inc.	2,300	$75,307
Oiles Corp.	4,096	55,305
OKUMA Corp.	4,000	195,625
Organo Corp.	2,000	59,774
OSG Corp.	14,000	264,978
Rheon Automatic Machinery Co. Ltd.	4,000	58,282
Ryobi Ltd.	4,000	73,092
Shibuya Corp.	2,000	53,161
Shima Seiki Manufacturing Ltd.	6,000	165,342
Shinmaywa Industries Ltd.	8,000	95,565
Sintokogio Ltd.	8,000	67,419
Sodick Co. Ltd.	8,000	69,187
Star Micronics Co. Ltd.	6,000	73,166
Tadano Ltd.	20,000	193,783
Takeuchi Manufacturing Co. Ltd.	6,000	99,028
Takuma Co. Ltd.	14,000	183,099
Teikoku Sen-I Co. Ltd.	4,000	81,418
Tocalo Co. Ltd.	10,800	70,525
Toshiba Machine Co. Ltd.	4,000	84,108
Tsubaki Nakashima Co. Ltd.	8,000	124,080
Tsubakimoto Chain Co.	4,000	120,101
Tsugami Corp.	8,000	63,661
Tsukishima Kikai Co. Ltd.	6,000	72,392
Tsurumi Manufacturing Co. Ltd.	4,000	70,587
Union Tool Co.	2,000	48,630
YAMABIKO Corp.	6,000	50,785
Yamashin-Filter Corp.	6,000	29,289
Yushin Precision Equipment Co. Ltd.	4,000	38,941

		7,607,041

Marine — 0.2%
Iino Kaiun Kaisha Ltd.	16,000	51,283
Kawasaki Kisen Kaisha Ltd.(a)(b)	16,000	180,815
NS United Kaiun Kaisha Ltd.	2,000	41,759

		273,857

Media — 0.7%
F@N Communications Inc.	8,000	38,536
Kadokawa Dwango(b)	10,008	132,918
Macromill Inc.	8,000	91,218
OPT Holding Inc.(a)	2,000	25,457
Proto Corp.	2,000	33,046
RPA Holdings Inc.(b)	2,000	103,523
SKY Perfect JSAT Holdings Inc.	26,000	98,899
Tokyo Broadcasting System Holdings Inc.	6,000	99,802
TV Asahi Holdings Corp.	4,000	63,919
ValueCommerce Co. Ltd.	4,000	94,239
Vector Inc.(b)	6,000	61,616
Wowow Inc.	2,000	48,667
Zenrin Co. Ltd.	6,000	113,452

		1,005,292

Metals & Mining — 1.7%
Aichi Steel Corp.	2,000	58,485
Asahi Holdings Inc.	8,000	154,953
Daido Steel Co. Ltd.	6,000	211,375
Dowa Holdings Co. Ltd.	10,000	312,227
Godo Steel Ltd.	2,000	37,394
Kyoei Steel Ltd.	4,000	66,240
Mitsubishi Steel Manufacturing Co. Ltd.	200	2,059
Mitsui Mining & Smelting Co. Ltd.	12,000	254,202
Nakayama Steel Works Ltd.	4,000	17,426

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI Japan Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining (continued)
Neturen Co. Ltd.	6,000	$45,259
Nippon Denko Co. Ltd.	20,000	35,183
Nippon Light Metal Holdings Co. Ltd.	110,000	233,019
Nittetsu Mining Co. Ltd.	2,000	78,747
Osaka Steel Co. Ltd.	2,000	31,370
OSAKA Titanium Technologies Co. Ltd.	4,000	59,166
Pacific Metals Co. Ltd.(a)	2,000	40,801
Sanyo Special Steel Co. Ltd.	4,000	54,340
Toho Titanium Co. Ltd.	6,000	59,627
Toho Zinc Co. Ltd.	2,000	42,846
Tokyo Steel Manufacturing Co. Ltd.	20,000	153,074
Topy Industries Ltd.	2,000	40,507
UACJ Corp.	6,014	95,493
Yamato Kogyo Co. Ltd.	8,000	220,087
Yodogawa Steel Works Ltd.	4,000	72,208

		2,376,088

Multiline Retail — 0.9%
Fuji Co. Ltd./Ehime	4,000	64,729
H2O Retailing Corp.	18,035	195,175
Izumi Co. Ltd.	8,000	341,884
Kintetsu Department Store Co. Ltd.	2,000	60,787
Matsuya Co. Ltd.	6,000	50,067
Parco Co. Ltd.	4,000	39,346
Seria Co. Ltd.	8,000	198,941
Takashimaya Co. Ltd.	26,000	275,625

		1,226,554

Oil, Gas & Consumable Fuels — 0.5%
Cosmo Energy Holdings Co. Ltd.	12,000	236,297
Itochu Enex Co. Ltd.	10,000	77,274
Iwatani Corp.	6,000	196,454
Japan Petroleum Exploration Co. Ltd.	6,000	125,498
San-Ai Oil Co. Ltd.	10,000	87,037
Sinanen Holdings Co. Ltd.	2,000	34,041

		756,601

Paper & Forest Products — 0.5%
Daiken Corp.	2,000	40,470
Daio Paper Corp.(a)	14,000	161,694
Hokuetsu Corp.	24,000	118,701
Nippon Paper Industries Co. Ltd.	20,000	342,989
Tokushu Tokai Paper Co. Ltd.	2,000	66,682

		730,536

Personal Products — 0.9%
Euglena Co. Ltd.(b)	14,000	108,699
Fancl Corp.	16,000	432,659
Kitanotatsujin Corp.(a)	12,000	62,998
Mandom Corp.	8,000	196,288
Milbon Co. Ltd.	4,000	189,362
MTG Co. Ltd.	2,000	30,265
Noevir Holdings Co. Ltd.	2,000	104,260
YA-MAN Ltd.	6,000	52,664

		1,177,195

Pharmaceuticals — 2.6%
ASKA Pharmaceutical Co. Ltd.	4,000	43,030
Fuji Pharma Co. Ltd.	2,000	26,489
JCR Pharmaceuticals Co. Ltd.	2,000	125,259
Kaken Pharmaceutical Co. Ltd.	6,000	284,043
Kissei Pharmaceutical Co. Ltd.	6,000	140,640
KYORIN Holdings Inc.	8,000	139,774
Mochida Pharmaceutical Co. Ltd.	4,000	182,731

Security	Shares	Value

Pharmaceuticals (continued)
Nichi-Iko Pharmaceutical Co. Ltd.	10,050	$113,760
Nippon Shinyaku Co. Ltd.	9,300	644,126
Rohto Pharmaceutical Co. Ltd.	18,000	490,721
Sawai Pharmaceutical Co. Ltd.	8,000	411,881
Seikagaku Corp.	8,000	91,734
Sosei Group Corp.(b)	14,000	259,433
Torii Pharmaceutical Co. Ltd.	2,000	43,491
Towa Pharmaceutical Co. Ltd.	6,000	143,790
Tsumura & Co.	12,000	334,331
ZERIA Pharmaceutical Co. Ltd.	6,000	112,070

		3,587,303

Professional Services — 2.6%
Altech Corp.	2,000	33,783
BayCurrent Consulting Inc.	2,000	67,143
Benefit One Inc.	14,000	266,654
en-japan Inc.	6,000	212,480
FULLCAST Holdings Co. Ltd.	4,000	77,071
Funai Soken Holdings Inc.	8,000	193,341
JAC Recruitment Co. Ltd.	2,000	47,562
Link And Motivation Inc.(a)	6,000	33,323
Meitec Corp.	4,200	199,991
Nihon M&A Center Inc.	28,000	697,067
Nomura Co. Ltd.	16,000	202,330
Outsourcing Inc.	22,000	230,587
Pasona Group Inc.	4,000	61,635
SMS Co. Ltd.	14,000	338,863
Tanseisha Co. Ltd.	6,000	62,114
TechnoPro Holdings Inc.	8,000	411,144
Trust Tech Inc.	2,000	57,932
UT Group Co. Ltd.	6,000	138,319
WDB Holdings Co. Ltd.	2,000	49,127
World Holdings Co. Ltd.	2,000	29,325
YAMADA Consulting Group Co. Ltd.	2,000	38,572
Yumeshin Holdings Co. Ltd.(a)	8,000	52,240

		3,500,603

Real Estate Management & Development — 1.9%
Daibiru Corp.	10,000	87,037
Goldcrest Co. Ltd.	4,000	64,950
Heiwa Real Estate Co. Ltd.	6,000	116,159
Ichigo Inc.	50,000	151,048
Japan Asset Marketing Co. Ltd.(b)	26,000	22,510
Katitas Co. Ltd.(a)	4,000	143,864
Keihanshin Building Co. Ltd.	6,000	54,930
Kenedix Inc.	42,000	203,472
Leopalace21 Corp.(a)(b)	48,000	141,027
Open House Co. Ltd.	6,200	256,109
Raysum Co. Ltd.	2,000	16,726
Relo Group Inc.	22,000	589,638
SAMTY Co. Ltd.	4,100	53,735
Sun Frontier Fudousan Co. Ltd.	6,000	55,482
Takara Leben Co. Ltd.	16,000	54,377
TOC Co. Ltd.	10,000	56,182
Tokyo Tatemono Co. Ltd.	38,000	396,537
Tosei Corp.	6,000	49,183
Unizo Holdings Co. Ltd.	6,000	102,620

		2,615,586

Road & Rail — 2.4%
Fukuyama Transporting Co. Ltd.	6,000	214,414
Hamakyorex Co. Ltd.	2,000	66,590

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI Japan Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Road & Rail (continued)
Hitachi Transport System Ltd.	8,000	$237,624
Maruzen Showa Unyu Co. Ltd.	2,000	60,603
Nankai Electric Railway Co. Ltd.	20,000	522,772
Nikkon Holdings Co. Ltd.	12,000	272,659
Nishi-Nippon Railroad Co. Ltd.	12,000	262,049
Sakai Moving Service Co. Ltd.	2,000	118,444
Sankyu Inc.	10,200	516,694
Seino Holdings Co. Ltd.	26,000	330,942
Senko Group Holdings Co. Ltd.	22,000	177,702
Sotetsu Holdings Inc.	14,000	389,408
Tonami Holdings Co. Ltd.	800	41,557
Trancom Co. Ltd.	2,000	120,838

		3,332,296

Semiconductors & Semiconductor Equipment — 1.3%
Ferrotec Holdings Corp.	6,000	47,359
Japan Material Co. Ltd.	12,000	151,195
Lasertec Corp.	8,000	279,991
Megachips Corp.(a)	4,000	45,756
Micronics Japan Co. Ltd.(a)	6,000	50,011
Mimasu Semiconductor Industry Co. Ltd.	2,000	27,207
Mitsui High-Tec Inc.	4,000	37,836
Optorun Co. Ltd.	4,000	85,802
Rorze Corp.	2,000	39,236
RS Technologies Co. Ltd.	2,000	43,214
Sanken Electric Co. Ltd.	4,000	80,203
SCREEN Holdings Co. Ltd.	8,000	275,570
Shindengen Electric Manufacturing Co. Ltd.	2,000	63,551
Shinko Electric Industries Co. Ltd.	14,000	112,438
Tokyo Seimitsu Co. Ltd.	8,000	185,089
Ulvac Inc.	8,000	229,519

		1,753,977

Software — 1.5%
Broadleaf Co. Ltd.	18,000	92,176
Computer Engineering & Consulting Ltd.	4,000	71,103
Cybozu Inc.	4,000	43,583
Digital Arts Inc.	2,000	163,758
Fuji Soft Inc.	4,000	170,758
Fukui Computer Holdings Inc.	2,000	44,614
Gunosy Inc.(b)	2,000	35,238
Infomart Corp.	20,000	305,411
Justsystems Corp.	6,000	187,889
Miroku Jyoho Service Co. Ltd.	4,000	118,812
Money Forward Inc.(b)	2,600	95,307
OBIC Business Consultants Co. Ltd.	4,000	179,415
Optim Corp.(b)	2,000	47,764
PKSHA Technology Inc.(b)	1,600	89,008
Rakus Co. Ltd.	4,000	94,276
Sourcenext Corp.(a)	16,000	66,461
Systena Corp.	14,000	202,956
UNITED Inc./Japan	2,000	26,083

		2,034,612

Specialty Retail — 2.7%
Adastria Co. Ltd.	6,000	147,548
Alpen Co. Ltd.	4,000	59,645
AOKI Holdings Inc.	8,000	75,598
Aoyama Trading Co. Ltd.	8,000	154,363
Arcland Sakamoto Co. Ltd.	4,000	48,962
Asahi Co. Ltd.	2,000	24,204
Autobacs Seven Co. Ltd.	14,000	217,656

Security	Shares	Value

Specialty Retail (continued)
Bic Camera Inc.	20,000	$208,519
Chiyoda Co. Ltd.	4,000	59,866
DCM Holdings Co. Ltd.	20,000	199,493
EDION Corp.(a)	16,000	139,406
Geo Holdings Corp.	6,000	75,542
IDOM Inc.	12,000	29,952
JINS Inc.	2,600	154,695
Joshin Denki Co. Ltd.	4,000	80,682
Joyful Honda Co. Ltd.	10,000	113,562
Keiyo Co. Ltd.	6,000	27,410
Kohnan Shoji Co. Ltd.	4,000	82,303
Komeri Co. Ltd.	6,000	117,983
K’s Holdings Corp.	36,000	342,510
LIXIL VIVA Corp.	4,200	47,000
Nextage Co. Ltd.	6,000	61,230
Nishimatsuya Chain Co. Ltd.	8,000	64,177
Nojima Corp.	6,000	101,128
PAL GROUP Holdings Co. Ltd.	2,000	60,603
Sac’s Bar Holdings Inc.	4,000	36,804
Sanrio Co. Ltd.	10,000	222,703
Shimachu Co. Ltd.	8,000	180,889
T-Gaia Corp.	4,000	64,619
Tokyo Base Co. Ltd.(b)	4,000	29,952
United Arrows Ltd.	4,000	132,811
VT Holdings Co. Ltd.	14,000	58,411
World Co. Ltd.	4,000	81,234
Xebio Holdings Co. Ltd.	4,000	44,504
Yellow Hat Ltd.	6,000	77,034

		3,622,998

Technology Hardware, Storage & Peripherals — 0.7%
Eizo Corp.	4,000	146,074
Elecom Co. Ltd.	4,000	129,680
Maxell Holdings Ltd.	10,000	166,613
MCJ Co. Ltd.	12,000	75,266
Melco Holdings Inc.	2,000	56,274
Riso Kagaku Corp.	4,000	64,435
Roland DG Corp.	2,000	44,762
Toshiba TEC Corp.	6,000	148,100
Wacom Co. Ltd.	28,000	86,392

		917,596

Textiles, Apparel & Luxury Goods — 1.2%
Asics Corp.	30,000	331,015
Descente Ltd.	6,000	101,294
Fujibo Holdings Inc.	2,000	42,017
Goldwin Inc.	2,000	254,939
Gunze Ltd.	2,000	83,721
Japan Wool Textile Co. Ltd. (The)	8,000	61,156
Kurabo Industries Ltd.	4,000	70,219
Onward Holdings Co. Ltd.	18,000	94,829
Seiko Holdings Corp.	6,000	111,738
Seiren Co. Ltd.	8,000	101,386
TSI Holdings Co. Ltd.	12,000	68,635
Wacoal Holdings Corp.	8,000	199,088
Yondoshi Holdings Inc.	4,000	88,344

		1,608,381

Thrifts & Mortgage Finance — 0.1%
Aruhi Corp.	6,000	109,141

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI Japan Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Trading Companies & Distributors — 2.0%
Advan Co. Ltd.	4,000	$37,578
Chori Co. Ltd.	2,000	29,049
Daiichi Jitsugyo Co. Ltd.	2,000	60,143
Gecoss Corp.	2,000	17,463
Hanwa Co. Ltd.	6,000	152,300
Inaba Denki Sangyo Co. Ltd.	4,200	166,723
Inabata & Co. Ltd.	8,000	99,397
Japan Pulp & Paper Co. Ltd.	2,000	69,814
Kamei Corp.	4,000	41,888
Kanamoto Co. Ltd.	6,000	133,235
Kanematsu Corp.	14,000	158,084
Nagase & Co. Ltd.	20,000	292,148
Nichiden Corp.	2,000	30,541
Nippon Steel Trading Corp.	2,144	82,640
Nishio Rent All Co. Ltd.	4,000	103,781
Sojitz Corp.	246,000	790,735
Trusco Nakayama Corp.	8,000	177,573
Wakita & Co. Ltd.	8,000	74,271
Yamazen Corp.	12,000	111,517
Yuasa Trading Co. Ltd.	4,000	108,644

		2,737,524

Transportation Infrastructure — 0.4%
Mitsubishi Logistics Corp.	12,000	320,958
Nissin Corp.	2,000	32,217
Sumitomo Warehouse Co. Ltd. (The)	12,000	152,190

		505,365

Total Common Stocks — 98.2% (Cost: $178,359,064)		133,828,600

Security	Shares	Value

Short-Term Investments

Money Market Funds — 5.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.53%(c)(d)(e)	6,683,951	$6,686,624
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(c)(d)	68,275	68,275

		6,754,899

Total Short-Term Investments — 5.0% (Cost: $ 6,752,226)		6,754,899

Total Investments in Securities — 103.2% (Cost: $ 185,111,290)		140,583,499

Other Assets, Less Liabilities — (3.2)%		(4,308,177)

Net Assets — 100.0%		$136,275,322

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended May 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 05/31/19	Value at 05/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	17,897,350	(11,213,399)	6,683,951	$6,686,624	$311,066	(a)	$2,810	$(1,689)
BlackRock Cash Funds: Treasury, SL Agency Shares	55,060	13,215	68,275	68,275	2,651		—	—

				$6,754,899	$313,717		$2,810	$(1,689)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
TOPIX Index	18	06/13/19	$2,497	$(146,792)

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI Japan Small-Cap ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$133,828,600	$—	$—	$133,828,600
Money Market Funds	6,754,899	—	—	6,754,899

	$140,583,499	$—	$—	$140,583,499

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(146,792)	$—	$—	$(146,792)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.